Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$237,227,455.47	0.5661753	$216,261,103.68	0.5161363	$20,966,351.79
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$455,527,455.47	0.3889076	$434,561,103.68	0.3710075	$20,966,351.79

Weighted Avg. Coupon (WAC)	4.54%		4.55%
Weighted Avg. Remaining Maturity (WARM)	38.08		37.16
Pool Receivables Balance	$538,127,252.33		$512,907,056.78
Remaining Number of Receivables	48,113		47,167

Adjusted Pool Balance	$525,144,084.21		$500,622,035.33

III. COLLECTIONS

Principal:
Principal Collections	$24,541,648.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$534,312.31
Total Principal Collections	$25,075,961.14

Interest:
Interest Collections	$2,031,664.70
Late Fees & Other Charges	$41,359.67
Interest on Repurchase Principal	$-
Total Interest Collections	$2,073,024.37

Collection Account Interest	$2,845.29
Reserve Account Interest	$806.87
Servicer Advances	$-

Total Collections	$27,152,637.67

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$27,152,637.67
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,152,637.67

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$448,439.38		$448,439.38	$448,439.38
Collection Account Interest					$2,845.29
Late Fees & Other Charges					$41,359.67
Total due to Servicer					$492,644.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$191,758.86		$191,758.86
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$488,283.03		$488,283.03	$488,283.03

Available Funds Remaining:					$26,171,710.30

3. Principal Distribution Amount:					$20,966,351.79

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,966,351.79
Class A-4 Notes				$-
Class A Notes Total:		20,966,351.79		$20,966,351.79
Total Noteholders Principal				$20,966,351.79

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,205,358.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,983,168.12
Beginning Period Amount	$12,983,168.12
Current Period Amortization	$698,146.67
Ending Period Required Amount	$12,285,021.45
Ending Period Amount	$12,285,021.45
Next Distribution Date Required Amount	$11,608,427.56

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$69,616,628.74	$66,060,931.65	$66,060,931.65
Overcollateralization as a % of Adjusted Pool	13.26%	13.20%	13.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.61%	46,510	98.33%	$504,335,243.77
30 - 60 Days	1.09%	512	1.30%	$6,668,761.85
61 - 90 Days	0.24%	113	0.29%	$1,477,491.99
91 + Days	0.07%	32	0.08%	$425,559.17
		47,167		$512,907,056.78
Total
Delinquent Receivables 61 + days past due	0.31%	145	0.37%	$1,903,051.16
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	131	0.33%	$1,755,668.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	110	0.25%	$1,408,483.58
Three-Month Average Delinquency Ratio	0.27%		0.32%

Repossession in Current Period		33		$490,460.55
Repossession Inventory		52		$358,857.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$678,546.72
Recoveries				$(534,312.31)
Net Charge-offs for Current Period				$144,234.41

Beginning Pool Balance for Current Period				$538,127,252.33

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.65%
Net Loss Ratio for 2nd Preceding Collection Period				0.45%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$7,086,779.13
Cumulative Net Losses as a % of Initial Pool Balance				0.53%

Principal Balance of Extensions				$1,850,556.72
Number of Extensions				135

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